Filed electronically with the Securities and Exchange Commission on October 15, 2012.

              File No. 002-36238
              File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 119
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 103

DWS SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
(Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code:  (617) 295-1000

John Millette
DWS SECURITIES TRUST
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X /	Immediately upon filing pursuant to paragraph (b)
/___ /	On ______________ pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a)(1)
/___/	On ______________ pursuant to paragraph (a)(1)
/___/	75 days after filing pursuant to paragraph (a)(2)
/___/	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/___/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Health Care Fund — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Enhanced Commodity Strategy Fund — Class A, Class B, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of October 2012.

  DWS SECURITIES TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	October 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	October 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	October 15, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	October 15, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	October 15, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	October 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	October 15, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	October 15, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	October 15, 2012

/s/William McClayton
William McClayton*	Trustee	October 15, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	October 15, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	October 15, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	October 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	October 15, 2012

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registration Statement filed on August 2, 2011; and as filed on September 26, 2008 in Post-Effective Amendment No.100 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase